Concentrations and Risks	12 Months Ended
Dec. 31, 2021
Concentrations and Risks
Concentrations and Risks
5.	Concentrations and Risks
(a)	Server and bandwidth service provider

The Group relied on telecommunications service providers and their affiliates for server and bandwidth service to support its operations during fiscal years 2019, 2020 and 2021 as follows:

	For the year ended December 31,
	2019	2020	2021
Total number of telecommunications service providers	79	87	135
Number of service providers provided by 10% or more of the Group’s server and bandwidth service expenditure	2	3	4
Total% of the Group’s server and bandwidth service expenditure provided by 10% or greater service providers	56.3%	62.3%	67.2%

(b)	Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, time deposits, restricted cash, accounts receivable and short-term investments. As of December 31, 2020 and 2021, substantially all of the Group’s cash equivalents, time deposits and restricted cash were held in major financial institutions located in the PRC or Hong Kong, which management considers being of high credit quality. Accounts receivable are typically unsecured and are generally derived from revenue earned from mobile games services (mainly related to remittances from distribution channels) and advertising services.

One distribution channel had a receivable balance exceeding 10% of the total accounts receivable balance for the year ended December 31, 2020 and 2021, respectively as follows:

	December 31,	December 31,
	2020	2021
Distribution channel A	24.5%	20.2%

Short-term investments consist of financial products issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets, which have a maturity date within one year as of the purchase date. The effective yields of the short-term investments range from 2.25% to 4.40% per annum. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause a material loss to the Group and have a material effect on the Group’s financial condition and results of operations.

(c)	Major customers

No single customer represented 10% or more of the Group’s total net revenues for the years ended December 31, 2019, 2020 and 2021.

(d)	Online games

The Group derived 36.8%, 33.1% and 29.2% of its total net revenues from its top 5 online games for the years ended December 31, 2019, 2020 and 2021, respectively.

Additionally, 71.4%, 71.9% and 70.4% of the Group’s total net game revenues were generated from mobile games for the years ended December 31, 2019, 2020 and 2021, respectively.